Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,490,172,500
Previously Paid Amount	0
Total Fee Amount	651,645.01
Total Offset Amount	$ 0
Narrative Disclosure

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $7,490,172,500.

Net Fee	$ 651,645.01
Narrative - Max Aggregate Offering Price	$ 7,490,172,500
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true